Expense Example, No Redemption - BNY Mellon U.S. Mortgage Fund, Inc.	Apr. 30, 2024 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 528
Expense Example, No Redemption, 3 Years	747
Expense Example, No Redemption, 5 Years	984
Expense Example, No Redemption, 10 Years	1,663
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	158
Expense Example, No Redemption, 3 Years	571
Expense Example, No Redemption, 5 Years	1,011
Expense Example, No Redemption, 10 Years	2,233
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	56
Expense Example, No Redemption, 3 Years	233
Expense Example, No Redemption, 5 Years	424
Expense Example, No Redemption, 10 Years	977
Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	56
Expense Example, No Redemption, 3 Years	233
Expense Example, No Redemption, 5 Years	424
Expense Example, No Redemption, 10 Years	977
Class Z
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	72
Expense Example, No Redemption, 3 Years	280
Expense Example, No Redemption, 5 Years	506
Expense Example, No Redemption, 10 Years	$ 1,154